Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short-term borrowings
Short-term borrowings

	December 31,
(Millions of dollars)	2011	2010	2009
Machinery and Power Systems:
Notes payable to banks	$93	$204	$260
Commercial paper	—	—	173
	93	204	433
Financial Products:
Notes payable to banks	527	479	793
Commercial paper	2,818	2,710	2,162
Demand notes	550	663	695
	3,895	3,852	3,650
Total short-term borrowings	$3,988	$4,056	$4,083

Weighted-average interest rates on short-term borrowings

	December 31,
	2011	2010	2009
Notes payable to banks	7.2%	4.1%	4.6%
Commercial paper	1.0%	1.5%	1.2%
Demand notes	0.9%	1.1%	2.0%